CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 27, 2020	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Unusual or Infrequent Item, or Both [Line Items]
Amount of awarded grant	$ 25.0	$ 76.4
Amount of deferred payments outstanding			$ 3.0	$ 6.8
Other current liabilities
Unusual or Infrequent Item, or Both [Line Items]
Amount of deferred payments outstanding			$ 3.8